Subsequent Events - Additional Information (Details) - USD ($)				3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 19, 2024	Feb. 18, 2024	Jan. 27, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Shares outstanding				60,603,681				60,603,681		58,925,871	53,440,482
Loan			$ 5,000,000	$ 2,500,000				$ 2,500,000		$ 2,500,000
Term of facility			6 months
Interest rate of loan			20.00%
Proceeds on issuance of shares								$ 188,000	$ 1,594,000	$ 1,871,784	$ 802,325
Purchase warrant excercised						227,630	2,499,453			2,727,083	1,110,510
RSUs
Subsequent Event [Line Items]
Issuance of common stock				619,908	794,579	467,500	400,542			1,741,152	651,336
Tranche One
Subsequent Event [Line Items]
Loan			$ 2,500,000
Common Stock | RSUs
Subsequent Event [Line Items]
Shares issued during period										1,803,992	537,954
Issuance of common stock										1,723,650	537,954
Common Stock | Stock Options
Subsequent Event [Line Items]
Shares issued during period										150,000	83,333
Proceeds on issuance of shares										$ 68,182	$ 20,833
Purchase Warrants | Common Stock
Subsequent Event [Line Items]
Shares issued during period										2,727,083	1,110,510
Proceeds on issuance of shares										$ 1,358,113	$ 534,632
Purchase warrant excercised										2,727,083	1,110,510
Subsequent Event | Globalx Technologies Inc
Subsequent Event [Line Items]
Shares outstanding	1,110	1,000
Additional shares issued	110
Percentage of ownership interest in subsidiary by parent	72.00%	80.00%